Note 5 - Other (income) expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012 Investment in Colliers International UK plc [Member]
Other than Temporary Impairment Losses, Investments	$ 3,092	$ 3,092